Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities:
Net loss	$ (42,051)	$ (15,140)	$ (62,655)	$ (27,345)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,639	1,259	3,256	2,535
Amortization of operating right of use assets			508	450
Stock-based compensation			6,086	1,760
Amortization of debt issuance costs			0	9
Interest accretion on long-term debt			634	454
Change in fair value of financial instruments			10,566	(22)
Other non-cash adjustments, net			1,525	1
Change in operating assets and liabilities:
Accounts receivable			5,880	49
Material and supplies			2,392	(4,686)
Prepaid expenses and other current assets			(3,645)	(480)
Accounts payable			(1,473)	(565)
Accrued expenses and other current liabilities			4,652	921
Deferred revenue			(229)	65
Deferred grant income			2,838	0
Operating lease liabilities			(502)	(520)
Long-term deposits			(463)	0
Net cash used in operating activities			(30,630)	(27,374)
Cash flows from financing activities:
Proceeds from reverse recapitalization and Private Investment in Public Equity ("PIPE") transaction, net of transaction costs			263,599	0
Proceeds from the issuance of common shares from synthetic at-the-market facility			67,154	0
Proceeds from exercise of stock options			450	62
Proceeds from long-term debt			3,033	5,611
Net cash provided by financing activities			334,236	5,673
Cash flows from investing activities:
Purchase of property and equipment, including equipment deposits			(6,399)	(4,320)
Purchase of intangible assets			(761)	(1,570)
Net cash used in investing activities			(7,160)	(5,890)
Effects of foreign exchange rates on cash and cash equivalents			170	566
Increase (decrease) in cash and cash equivalents			296,616	(27,025)
Cash and cash equivalents, beginning of period			16,164	77,619	$ 77,619
Cash and cash equivalents, end of period	312,780	50,594	312,780	50,594	$ 16,164
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets acquired through operating leases	19,119	0	19,119	0
Capitalized stock-based compensation	$ 80	$ 48	111	101
Purchases of property and equipment and intangible assets included in accounts payable			377	29
Conversion of earn-out shares to equity			17,761	0
Conversion of Old Xanadu convertible preferred shares to Class A Multiple Voting Shares			213,002	0
Reclassification of warrant liabilities to additional paid-in capital			2,769	0
Reclassification of additional paid-in capital to share capital upon cashless exercise of warrants			1,397	0
Recognition of earn-out share liability at closing of Reverse Recapitalization			$ 9,997	$ 0